Summary of share option activity, SCL Equity Plan (Details) - 2009 SCL Equity Plan [Member] - Share options [Member] shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of number and weighted average exercise prices of share options [Line Items]
Outstanding beginning balance (in shares) | shares	64,874	57,382	48,252
Granted (in shares) | shares	0	19,410	18,873
Exercised (in shares) | shares	(1,766)	(7,749)	(6,186)
Forfeited (in shares) | shares	(8,690)	(4,169)	(3,557)
Outstanding ending balance (in shares) | shares	54,418	64,874	57,382
Exercisable at the end of the period (in shares) | shares	32,903	22,214	18,152
Outstanding, beginning balance, weighted average exercise price (in usd per share) | $ / shares	$ 4.99	$ 4.81	$ 4.39
Granted, weighted average exercise price (in usd per share) | $ / shares	0	5.08	5.62
Exercised, weighted average exercise price (in usd per share) | $ / shares	3.41	3.65	3.74
Forfeited, weighted average exercise price (in usd per share) | $ / shares	5.51	5.35	5.24
Outstanding, ending balance, weighted average exercise price (in usd per share) | $ / shares	4.96	4.99	4.81
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 4.85	$ 5.10	$ 5.00